ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
These unaudited interim condensed consolidated financial statements are stated in accordance with U.S. GAAP. These unaudited interim condensed consolidated financial statements include the assets and liabilities of the Company and those of the Company's subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Recently issued accounting standards	Recently issued accounting pronouncements are not expected to materially impact the Company.
Accounting Policies
Accounting Policies
The preparation of these unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Some accounting policies have a significant impact on amounts reported in these unaudited interim condensed consolidated financial statements. Our accounting policies have not changed from those reported in our Annual Report